Document and Entity Information	12 Months Ended
Jul. 31, 2012
Document and Entity Information
Entity Registrant Name	ONCOSEC MEDICAL Inc
Entity Central Index Key	0001444307
Document Type	S-1
Pre-Effective Amendment Number	1
Document Period End Date	Jul. 31, 2012
Amendment Flag	true
Entity Filer Category	Smaller Reporting Company
Amendment Description	The Company is filing this post-effective amendment to the Initial Registration Statement for the purposes of updating its financial and other disclosures.